MRBL ENHANCED EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.3% (a)
Call Options - 88.8% (b)(c)(d)(f)
SPDR S&P 500 ETF Trust
Expiration: 03/20/2026; Exercise Price: $10.01	$68,599	1	$67,461
Expiration: 03/20/2026; Exercise Price: $203.01	8,026,083	117	5,640,099
Total Call Options			5,707,560

Put Options - 14.5% (b)(c)(d)(f)
SPDR S&P 500 ETF Trust, Expiration: 03/20/2026; Exercise Price: $10,010.01	68,599	1	930,245
TOTAL PURCHASED OPTIONS (Cost $6,141,736)			6,637,805

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.2%		Shares
First American Government Obligations Fund - Class X, 3.60% (e)		203,738	203,738
TOTAL MONEY MARKET FUNDS (Cost $203,738)			203,738

TOTAL INVESTMENTS - 106.5% (Cost $6,345,474)			$6,841,543
Liabilities in Excess of Other Assets - (6.5)%			(415,767)
TOTAL NET ASSETS - 100.0%			$6,425,776

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(f)	FLexible EXchange® Options.

MRBL ENHANCED EQUITY ETF
SCHEDULE OF WRITTEN OPTIONS
February 28, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.4)%
Call Options - (6.4)% (a)(b)(d)
S&P 500 Index, Expiration: 03/20/2026; Exercise Price: $7,060.01	$ (6,878,880)	(10)	$(22,614)
S&P 500 Mini Index, Expiration: 03/20/2026; Exercise Price: $706.01	(619,101)	(9)	(2,026)
SPDR S&P 500 ETF Trust
Expiration: 03/20/2026; Exercise Price: $200.01	(548,792)	(8)	(388,042)
Expiration: 03/20/2026; Exercise Price: $10,010.01	(68,599)	(1)	—
Total Call Options			(412,682)

Put Options - (0.0)% (a)(b)(c)(d)
SPDR S&P 500 ETF Trust, Expiration: 03/20/2026; Exercise Price: $10.01	(68,599)	(1)	—
TOTAL WRITTEN OPTIONS (Premiums received $420,619)			$(412,682)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	Represents less than 0.05% of net assets.
(d)	FLexible EXchange® Options.

MRBL ENHANCED EQUITY ETF

Summary of Fair Value Disclosures as of February 28, 2026 (Unaudited)

MRBL Enhanced Equity ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Investments
Purchased Options	$—	$6,637,805	$—	$6,637,805
Money Market Funds	203,738	—	—	203,738
Total Investments	$203,738	$6,637,805	$—	$6,841,543

Liabilities
Investments
Written Options	$—	$(412,682)	$—	$(412,682)
Total Investments	$—	$(412,682)	$—	$(412,682)

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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